Post-Employment Benefits - Summary of Defined Contributions Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 85	$ 85	$ 77	$ 247	$ 234
Defined contribution pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	21	21	20	58	63
Government pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 64	$ 64	$ 57	$ 189	$ 171